Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax provision (benefit)

	December 31,
	2012	2011
Federal
Current	$0	$0
Deferred	(2,394,782)	(716,557))

State and local
Current	—	—
Deferred	(639,726)	(209,586)
	(3,034,508)	(926,143)
Change in valuation allowance	3,034,508	926,143
Income tax provision (benefit)	$0	$0

Federal Statutory effective rate
	December 31,
	2012	2011

U.S. Statutory federal rate	(34.00)%	(34.00) .%
State income tax, net of federal benefits	(5.80)	(5.80)
Other permanent differences	2.40	1.00
Section 382 impairment	0.00	8.50
Bad Debt Deferred True Up	(0.10)	0.00
	(6.30)	0.00
Deferred True Up
Change in valuation allowance	43.80	30.30
Income tax provision (benefit)	0.00%	0.00%

Deferred tax assets (liabilities)
	December 31,
	2012	2011
Share based compensation	$3,359,742	$2,979,541
Start-up costs	255,673	278,233
Federal net operating loss carryovers	2,837,275	1,165,428
State net operating loss carryovers	803,497	326,664
Bad debt reserve	1,992	19,554
Related party interest expense	10,948	10,948
Accrued compensation	557,303	15,781
Charitable contributions	4,227	0
Derivative liability	16,745	60,108

Total deferred tax assets	7,847,402	4,856.257
Less: valuation allowance	(7,830,657)	(4,796,149)
Deferred tax asset, net of valuation allowance	16,745	60,108

Deferred tax liabilities
Discount on convertible debt	(16,745)	(60,108)
Total deferred tax liabilities	(16,745)	(60,108)
Net deferred tax asset (liabilities)	$0	$0